Commitments and contingent obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 820,024
2019	786,370
2020	746,188
2021	659,759
2022	546,401
Thereafter	917,854
Future minimum revenues receivable	$ 4,476,596